Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2019

VIPIFF2020-QTLY-0519
1.830296.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	377,090	$12,176,238
VIP Equity-Income Portfolio Investor Class (a)	604,238	12,755,462
VIP Growth & Income Portfolio Investor Class (a)	750,252	14,577,397
VIP Growth Portfolio Investor Class (a)	182,184	12,464,997
VIP Mid Cap Portfolio Investor Class (a)	115,454	3,534,053
VIP Value Portfolio Investor Class (a)	670,243	9,363,290
VIP Value Strategies Portfolio Investor Class (a)	392,403	4,583,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,690,625)		69,454,704

International Equity Funds - 20.6%
VIP Emerging Markets Portfolio Investor Class (a)	1,388,922	15,903,159
VIP Overseas Portfolio Investor Class (a)	1,301,443	26,536,425
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $35,093,810)		42,439,584

Bond Funds - 37.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,499,490	14,680,011
Fidelity Long Term Treasury Bond Index Fund (a)	827,888	10,911,561
VIP High Income Portfolio Investor Class (a)	761,138	4,011,200
VIP Investment Grade Bond Portfolio Investor Class (a)	3,777,567	47,899,556
TOTAL BOND FUNDS
(Cost $76,457,261)		77,502,328

Short-Term Funds - 8.3%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $17,204,336)	17,204,336	17,204,336
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $186,446,032)		206,600,952
NET OTHER ASSETS (LIABILITIES) - 0.0%		21
NET ASSETS - 100%		$206,600,973

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$13,830,873	$1,039,391	$633,825	$14,573	$(3,916)	$447,488	$14,680,011
Fidelity Long Term Treasury Bond Index Fund	10,345,069	934,269	793,339	77,517	10,321	415,241	10,911,561
VIP Contrafund Portfolio Investor Class	11,741,959	1,537,110	1,327,742	1,451,330	(1,405)	226,316	12,176,238
VIP Emerging Markets Portfolio Investor Class	14,679,352	506,474	1,513,745	--	13,672	2,217,406	15,903,159
VIP Equity-Income Portfolio Investor Class	12,320,288	1,075,417	1,195,028	874,650	(148,153)	702,938	12,755,462
VIP Government Money Market Portfolio Investor Class 2.23%	16,050,848	1,868,299	714,811	87,368	--	--	17,204,336
VIP Growth & Income Portfolio Investor Class	14,044,444	1,832,077	1,482,430	1,559,646	50,680	132,626	14,577,397
VIP Growth Portfolio Investor Class	12,001,835	909,292	1,544,167	821,487	90,751	1,007,286	12,464,997
VIP High Income Portfolio Investor Class	3,971,755	93,645	315,606	34,792	(28,377)	289,783	4,011,200
VIP Investment Grade Bond Portfolio Investor Class	45,382,844	3,298,497	2,240,270	204,496	(16,705)	1,475,190	47,899,556
VIP Mid Cap Portfolio Investor Class	3,412,665	474,416	448,186	394,153	(22,255)	117,413	3,534,053
VIP Overseas Portfolio Investor Class	25,282,123	1,411,239	1,938,372	984,961	14,417	1,767,018	26,536,425
VIP Value Portfolio Investor Class	9,048,663	734,724	1,082,495	614,520	(11,030)	673,428	9,363,290
VIP Value Strategies Portfolio Investor Class	4,414,230	494,784	616,964	456,654	(53,762)	344,979	4,583,267
Total	$196,526,948	$16,209,634	$15,846,980	$7,576,147	$(105,762)	$9,817,112	$206,600,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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